Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Benefit Plans
Benefit Plans

14. Benefit Plans

The following table sets forth the components of net periodic benefit cost for the three and nine months ended September 30, 2016 and 2015, recorded as a component of salaries and employee benefits in the consolidated statements of income:

	Pension Benefits		Other Benefits
(dollars in thousands)	2016	2015	2016	2015
Three Months Ended September 30,
Service cost	$215	$202	$193	$176
Interest cost	2,172	2,166	210	198
Expected return on plan assets	(1,180)	(1,042)	—	—
Prior service credit	—	—	(107)	(107)
Recognized net actuarial loss	1,774	2,451	—	34
Total net periodic benefit cost	$2,981	$3,777	$296	$301

Nine Months Ended September 30,
Service cost	$644	$605	$577	$527
Interest cost	6,486	6,498	631	594
Expected return on plan assets	(3,515)	(3,125)	—	—
Prior service credit	—	—	(321)	(322)
Recognized net actuarial loss	5,319	7,353	—	103
Total net periodic benefit cost	$8,934	$11,331	$887	$902

15. Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company participates in BancWest’s employee retirement plan (“ERP”), a qualified noncontributory defined benefit pension plan that was frozen as of December 31, 1995, for the Company’s employees. As a result of that freeze, there are no further benefit accruals for the Company’s employees. However, employees retain rights to the benefits accrued as of the date of freeze.

No contributions to the pension trust are expected to be made during 2016 for the Company’s participants in the ERP. However, should contributions be required in accordance with the funding rules under the Employee Retirement Income Security Act of 1974 (“ERISA”), including the impact of the Pension Protection Act of 2006, the Company would make those required contributions.

The Company also sponsors an unfunded supplemental executive retirement plan for certain key executives (“SERP”). In addition, the Company sponsors a directors’ retirement plan (“Directors’ Plan”), a non‑qualified pension plan for eligible directors that qualify for retirement benefits based on their years of service as a director. Both the SERP and the Directors’ Plan were frozen as of January 1, 2005 to new participants.

A postretirement benefit plan is also offered to eligible employees that provides life insurance and healthcare benefits upon retirement. The Company provides access to medical coverage for eligible retirees under age 65 at active employee premium rates and a monthly stipend to both retiree and retiree’s spouse after age 65. The Company covers the full cost of life insurance benefits for employees retiring on or before December 31, 2014. The Company discontinued providing this benefit effective January 1, 2015.

The Company expects to contribute $6.8 million to its non‑qualified defined benefit pension plans, the SERP and Directors’ Plan, and $1.1 million to its postretirement medical and life insurance plans in 2016. These contributions reflect the estimated benefit payments for the unfunded plans and may vary depending on retirements during 2016.

Defined Contribution Plans:

401(k) Match Plan

The Company matches employee contributions to the BancWest Corporation 401(k) Savings Plan, a qualified defined contribution plan, up to 5% of the employee’s pay in 2015 and 2014. The plan covers all employees who satisfy eligibility requirements. A select group of key executives who participate in an unqualified grandfathered supplemental executive retirement plan may participate in the 401(k) plan but are not eligible to receive the matching contribution.

The matching employer contributions to the 401(k) plan for the years ended December 31, 2015 and 2014, were $4.1 million and $3.9 million, respectively, and are included in salaries and employee benefits within the combined statements of income.

Incentive Plan for Key Executives

The Company has an Incentive Plan for Key Executives (the “IPKE”), under which awards of cash are paid to key executives. The IPKE limits the aggregate and individual value of the awards that could be issued in any one fiscal year. IPKE expense totaled $12.7 million and $10.3 million for the years ended December 31, 2015 and 2014, respectively, and are included in salaries and employee benefits within the combined statements of income.

Long‑Term Incentive Plan

The Company has a Long‑Term Incentive Plan (the “LTIP”) designed to reward selected key executives for their individual performance and the Company’s performance measured over multi‑year performance cycles.

LTIP expense of $5.6 million and $5.4 million was recognized in the years ended December 31, 2015 and 2014, respectively, and are included in salaries and employee benefits within the combined statements of income.

The following table details the amounts recognized in other comprehensive income during the years presented. Pension benefits include benefits from the qualified and non‑qualified plans. Other benefits include life insurance and healthcare benefits from the postretirement benefit plan.

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Amounts arising during the year:
Net loss (gain) on pension assets	$3,700	$(1,677)	$—	$—
Net (gain) loss on pension obligations	(8,004)	35,083	(1,018)	1,471
Prior service cost	—	—	—	(2,196)
Reclassification adjustments recognized as components of net periodic benefit cost during the year:
Net loss	(9,928)	(5,163)	(32)	—
Prior service credit	—	—	429	—
Amount recognized in other comprehensive income	$(14,232)	$28,243	$(621)	$(725)

The following table shows the amounts within accumulated other comprehensive income that had not yet been recognized as components of net periodic benefit cost as of December 31, 2015 and 2014:

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Net actuarial loss	$45,579	$59,811	$619	$1,669
Prior service credit	—	—	(1,767)	(2,196)
Total	45,579	59,811	(1,148)	(527)
Tax impact	(18,001)	(23,623)	453	208
Ending balance in accumulated other comprehensive income	$27,578	$36,188	$(695)	$(319)

The following table provides the amounts within accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during 2016:

	Pension	Other
(dollars in thousands)	Benefits	Benefits
Amortization of prior service credit	$—	$(429)
Amortization of net accumulated loss	7,082	—
Total to be recognized in 2016	$7,082	$(429)

The following tables summarize the changes to PBO and fair value of plan assets for pension benefits and accumulated postretirement benefit obligation (“APBO”) and fair value of plan assets for other benefits:

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Benefit obligation at beginning of year	$215,684	$184,445	$19,608	$19,067
Service cost	809	702	734	742
Interest cost	8,681	8,995	770	925
Actuarial (gain) loss	(8,004)	35,084	(1,019)	1,471
Benefit payments	(13,786)	(13,542)	(406)	(401)
Amendment	—	—	—	(2,196)
Benefit obligation at end of year	$203,384	$215,684	$19,687	$19,608

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Fair value of plan assets at beginning of year	$96,528	$98,359	$—	$—
Actual return on plan assets	478	5,948	—	—
Contributions	—	—	—	—
Benefit payments from trust	(7,845)	(7,779)	—	—
Fair value of plan assets at end of year	$89,161	$96,528	$—	$—

The following table summarizes the funded status of the Company’s portion of the plans and amounts recognized in the Company’s combined balance sheets as of December 31, 2015 and 2014:

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Pension assets for overfunded plans	$—	$—	$—	$—
Pension liabilities for underfunded plans	(114,223)	(119,156)	(19,687)	(19,608)
Funded status	$(114,223)	$(119,156)	$(19,687)	$(19,608)

The following table provides information regarding the PBO, accumulated benefit obligation (“ABO”), and fair value of plan assets as of December 31, 2015 and 2014. The PBO and ABO of all plans exceeded the fair value of plan assets.

	Funded Pension Plan		Unfunded Pension Plans		Total Pension Plans
(dollars in thousands)	2015	2014	2015	2014	2015	2014
Projected benefit obligation	$98,261	$105,866	$105,123	$109,818	$203,384	$215,684
Accumulated benefit obligation	98,261	105,866	102,173	106,273	200,434	212,139
Fair value of plan assets	89,161	96,528	—	—	89,161	96,528
Underfunded portion of PBO/ABO	(9,100)	(9,338)	(105,123)	(109,818)	(114,223)	(119,156)

The Company recognizes the overfunded and underfunded status of its pension plans as an asset and liability in the combined balance sheets.

Unrecognized net gains or losses that exceed 5% of the greater of the PBO or the market value of plan assets as of the beginning of the year are amortized on a straight‑line basis over five years in accordance with ASC 715. Amortization of the unrecognized net gain or loss is included as a component of net periodic pension cost. If amortization results in an amount less than the minimum amortization required under GAAP, the minimum required amount is recorded.

The following table summarizes the change in net actuarial loss and amortization for the years ended December 31, 2015 and 2014:

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Net actuarial loss at beginning of year	$59,811	$31,568	$1,669	$198
Amortization cost	(9,928)	(5,163)	(32)	—
Liability loss (gain)	(8,004)	35,083	(1,018)	1,471
Asset loss (gain)	3,700	(1,677)	—	—
Net actuarial loss at end of year	$45,579	$59,811	$619	$1,669

The following table sets forth the components of net periodic benefit cost for the years ended December 31, 2015 and 2014:

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Service cost	$809	$702	$734	$742
Interest cost	8,681	8,995	770	925
Expected return on plan assets	(4,178)	(4,270)	—	—
Prior service credit	—	—	(429)	—
Recognized net actuarial loss	9,928	5,163	32	—
Total net periodic benefit cost	$15,240	$10,590	$1,107	$1,667

The funded pension benefit amounts included in pension benefits for the years ended December 31, 2015 and 2014 were as follows:

	Funded Pension Benefits
(dollars in thousands)	2015	2014
Interest cost	$4,252	$4,461
Expected return on plan assets	(4,178)	(4,270)
Recognized net actuarial loss	4,225	1,826
Total net periodic benefit cost	$4,299	$2,017

Assumptions

The following weighted‑average assumptions were used to determine benefit obligations at December 31, 2015 and 2014:

	ERP Pension Benefits		SERP Pension Benefits		Other Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.40%	4.15%	4.40%	4.15%	4.40%	4.15%
Rate of compensation increase	NA	NA	4.00%	4.00%	NA	NA

Weighted‑average assumptions used to determine net periodic benefit cost for the years ended December 31, 2015 and 2014 were as follows:

	ERP Pension Benefits		SERP Pension Benefits		Other Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.15%	4.95%	4.15%	4.95%	4.15%	4.95%
Expected long‑term return on plan assets	4.50%	4.50%	NA	NA	NA	NA
Rate of compensation increase	NA	NA	4.00%	4.00%	NA	NA

To select the discount rate, the Company reviews the yield on high quality corporate bonds. This rate is adjusted to convert the yield to an annual discount rate basis and may be adjusted for the population of plan participants to reflect the expected duration of the benefit payments of the plan.

Assumed healthcare cost trend rates were as follows at December 31, 2015 and 2014:

	2015	2014
Healthcare cost trend rate assumed for next year	7.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2023	2023

Assumed healthcare cost trend rates have an impact on the amounts reported for the healthcare plans. A one percentage‑point change in the assumed healthcare cost trend rates would have had the following pre‑tax effect:

	One Percentage‑	One Percentage‑
(dollars in thousands)	Point Increase	Point Decrease
Effect on 2015 total of service and interest cost components	$74	$(66)
Effect on postretirement benefit obligation at December 31, 2015	432	(399)

Plan Assets

The Company’s portion of ERP assets was allocated as follows at December 31, 2015 and 2014:

	Asset Allocation
	2015	2014
Equity securities	40%	45%
Debt securities	55%	52%
Other securities	5%	3%
Total	100%	100%

There was no Banc1West or BNPP stock included in equity securities at December 31, 2015 and 2014.

The assets within the ERP are managed in accordance with ERISA. The objective of the plan is to achieve, over full market cycles, a compounded annual rate of return equal to or greater than the ERP’s expected long‑term rate of return. The ERP’s participants recognize that capital markets can be unpredictable and that any investment could result in periods where the market value of the ERP’s assets will decline in value. Asset allocation is likely to be the primary determinant of the ERP’s return and the associated volatility of returns for the ERP. The Company estimated the long‑term rate of return for 2015 net periodic pension cost to be 4.5%. The return was selected based on a model of U.S. capital market assumptions with expected returns reflecting the anticipated asset allocation of the ERP.

The target asset allocation for the ERP at December 31, 2015, was as follows:

Target
Allocation
Equity securities	40%
Debt securities	55%
Other securities	5%

Estimated Future Benefit Payments

The following table presents benefit payments that are expected to be paid over the next ten years, giving consideration to expected future service as appropriate:

	Pension	Other
(dollars in thousands)	Benefits	Benefits
2016	$14,801	$1,143
2017	14,933	1,216
2018	14,632	1,327
2019	14,753	1,363
2020	14,522	1,424
2021 to 2025	67,686	8,040

Fair Value Measurement of Plan Assets

The Company’s overall investment strategy includes a wide diversification of asset types, fund strategies and fund managers. Investments in mutual funds and exchange‑traded funds consist primarily of investments in large‑cap companies located in the United States. Fixed income securities include U.S. government agencies and corporate bonds of companies from diversified industries.

The fair values of the Company’s ERP assets at December 31, 2015 and 2014, by asset class, were as follows:

	December 31, 2015
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
(dollars in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Asset classes:
Cash and cash equivalents	$4,274	$—	$—	$4,274
Fixed income — U.S. Treasury securities	—	8,299	—	8,299
Fixed income — U.S. government agency securities	—	12,418	—	12,418
Fixed income — U.S. corporate securities	—	12,279	—	12,279
Fixed income — municipal securities	—	2,104	—	2,104
Fixed income — mutual funds	11,515	—	—	11,515
Fixed income — exchange‑traded fund	2,721	—	—	2,721
Equity — large‑cap mutual funds	21,329	—	—	21,329
Equity — large‑cap exchange‑traded fund	9,036	—	—	9,036
Equity — small‑cap exchange‑traded funds	4,334	—	—	4,334
Equity — international funds	852	—	—	852
Total	$54,061	$35,100	$—	$89,161

	December 31, 2014
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
(dollars in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Asset classes:
Cash and cash equivalents	$2,510	$—	$—	$2,510
Fixed income — U.S. Treasury securities	—	6,206	—	6,206
Fixed income — U.S. government agency securities	—	11,513	—	11,513
Fixed income — U.S. corporate securities	—	15,074	—	15,074
Fixed income — municipal securities	—	2,999	—	2,999
Fixed income — mutual funds	11,471	—	—	11,471
Fixed income — exchange‑traded fund	2,712	—	—	2,712
Equity — large‑cap mutual funds	23,772	—	—	23,772
Equity — large‑cap exchange‑traded fund	4,807	—	—	4,807
Equity — mid‑cap exchange‑traded funds	5,944	—	—	5,944
Equity — small‑cap exchange‑traded funds	3,739	—	—	3,739
Equity — international funds	5,781	—	—	5,781
Total	$60,736	$35,792	$—	$96,528

No fair value measurements used Level 3 inputs as of December 31, 2015 and 2014.

The plan’s investments in fixed income securities represent approximately 55.3% and 51.7% of total plan assets as of December 31, 2015 and 2014, respectively, which is the most significant concentration of risk in the plan.

Valuation Methodologies

Cash and cash equivalents — includes investments in money market funds. Carrying value is a reasonable estimate of fair value based on the short‑term nature of the instruments.

U.S. Treasury securities — includes securities issued by the U.S. government valued at fair value based on observable market prices for similar securities or other market observable inputs.

U.S. government agency securities — includes investment‑grade debt securities issued by U.S. government‑sponsored agencies. These securities are valued at fair value based upon the quoted market values of the underlying net assets.

U.S. corporate securities — includes investment‑grade debt securities issued by U.S. corporations. These securities are valued at fair value based on observable market prices for similar securities or other market observable inputs.

Municipal securities — includes bonds issued by a city or other local government, or their agencies. Potential issuers of municipal bonds includes cities, counties, redevelopment agencies, special‑purpose districts, school districts, public utility districts, publicly owned airports and seaports, and any other governmental entity (or group of governments) below the state level. Municipal bonds may be general obligations of the issuer or secured by specified revenues. These securities are valued at fair value based on observable market prices for similar securities or other market observable inputs.

Mutual funds — includes an open‑end fixed‑income fund benchmarked to the Barclay’s Capital U.S. Government/Credit Bond Index. At least 80% of its assets are high‑grade corporate bonds and U.S. government debt obligations. The fair value is based upon the quoted market values of the underlying net assets.

Exchange‑traded fund — includes an exchange‑traded fund which invests in U.S. Treasury Inflation Protected Securities. The fund tracks the Barclays Capital U.S. Treasury Inflation Notes Index. The fair value is based upon the quoted market values of the underlying net assets.

Large‑cap mutual funds — includes open‑end equity funds holding a diversified portfolio of large‑cap domestic equity securities. The portfolio has a bias towards stocks with growth characteristics and stocks with high cash flow and growing dividends. The fair value is based upon the quoted market values of the underlying net assets.

Large‑cap exchange‑traded fund — includes an exchange‑traded fund which invests mainly in U.S. large‑cap stocks such as those in the S&P 500 index and in depositary receipts representing stocks in the S&P 500 index. The fair value is based upon the quoted market values of the underlying net assets.

Mid‑cap exchange‑traded funds — includes broadly‑diversified exchange‑traded funds which invest in U.S. mid‑cap stocks such as those in the S&P 400 Mid Cap index. The fair value is based upon the quoted market values of the underlying net assets.

Small‑cap exchange‑traded funds — includes broadly‑diversified exchange‑traded funds which invest in U.S. small‑cap stocks such as those in the S&P 600 Small Cap index. The fair value is based upon the quoted market values of the underlying net assets.

International funds — includes well‑diversified open‑ended mutual funds and exchange‑traded funds tracking broad‑based international equity indexes. The fair value is based upon the quoted market values of the underlying net assets.